SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund

June 30, 2021 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 84.81%
Fannie Mae — 43.44%
$53,803	Pool #257656, 6.00%, 8/1/38	$57,876
104,631	Pool #257892, 5.50%, 2/1/38	116,510
69,428	Pool #257913, 5.50%, 1/1/38	75,768
51,975	Pool #258022, 5.50%, 5/1/34	56,450
47,172	Pool #258070, 5.00%, 6/1/34	53,804
33,803	Pool #258121, 5.50%, 6/1/34	35,888
41,834	Pool #258152, 5.50%, 8/1/34	44,137
57,558	Pool #258157, 5.00%, 8/1/34	65,651
55,476	Pool #258163, 5.50%, 8/1/34	59,983
61,030	Pool #258224, 5.50%, 12/1/34	64,546
79,467	Pool #258251, 5.50%, 1/1/35	86,417
95,101	Pool #258305, 5.00%, 3/1/35	108,452
51,802	Pool #258340, 5.00%, 3/1/35	59,075
55,915	Pool #258394, 5.00%, 5/1/35	63,765
71,123	Pool #258404, 5.00%, 6/1/35	81,108
41,758	Pool #258410, 5.00%, 4/1/35	47,621
77,008	Pool #258448, 5.00%, 8/1/35	87,819
88,692	Pool #258450, 5.50%, 8/1/35	97,319
179,588	Pool #258627, 5.50%, 2/1/36	197,263
41,790	Pool #258737, 5.50%, 12/1/35	44,337
35,589	Pool #259181, 6.50%, 3/1/31	38,041
4,448	Pool #259187, 6.50%, 4/1/31	4,460
24,674	Pool #259378, 6.00%, 12/1/31	25,950
28,254	Pool #259393, 6.00%, 1/1/32	29,830
36,280	Pool #259590, 5.50%, 11/1/32	38,592
140,449	Pool #259611, 5.50%, 11/1/32	156,070
25,218	Pool #259634, 5.50%, 12/1/32	25,758
117,862	Pool #259659, 5.50%, 2/1/33	131,524
28,144	Pool #259671, 5.50%, 2/1/33	29,709
68,115	Pool #259686, 5.50%, 3/1/33	74,075
30,044	Pool #259722, 5.00%, 5/1/33	34,007
86,953	Pool #259725, 5.00%, 5/1/33	98,424
68,002	Pool #259729, 5.00%, 6/1/33	76,973
52,522	Pool #259761, 5.00%, 6/1/33	59,450
89,090	Pool #259777, 5.00%, 7/1/33	100,843
70,635	Pool #259781, 5.00%, 7/1/33	79,954
42,758	Pool #259789, 5.00%, 7/1/33	48,399
100,629	Pool #259816, 5.00%, 8/1/33	113,904
23,663	Pool #259819, 5.00%, 8/1/33	26,785
43,741	Pool #259830, 5.00%, 8/1/33	49,511
28,977	Pool #259848, 5.00%, 9/1/33	32,800
61,979	Pool #259867, 5.50%, 10/1/33	67,131
45,359	Pool #259869, 5.50%, 10/1/33	47,891
46,307	Pool #259875, 5.50%, 10/1/33	49,148
32,597	Pool #259998, 5.00%, 3/1/34	37,180

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$253,360	Pool #469101, 3.75%, 2/1/27	$283,405
271,360	Pool #470828, 3.53%, 3/1/32	312,594
69,148	Pool #557295, 7.00%, 12/1/29	75,950
17,857	Pool #576445, 6.00%, 1/1/31	18,212
58,957	Pool #579402, 6.50%, 4/1/31	65,101
67,432	Pool #583728, 6.50%, 6/1/31	74,432
20,786	Pool #590931, 6.50%, 7/1/31	22,504
30,012	Pool #590932, 6.50%, 7/1/31	31,172
19,015	Pool #601865, 6.50%, 4/1/31	19,273
27,404	Pool #601868, 6.00%, 7/1/29	28,798
42,241	Pool #607611, 6.50%, 11/1/31	45,737
83,035	Pool #634271, 6.50%, 5/1/32	92,458
19,494	Pool #644432, 6.50%, 7/1/32	20,317
34,509	Pool #644437, 6.50%, 6/1/32	36,894
1,213,794	Pool #663159, 5.00%, 7/1/32	1,375,281
60,905	Pool #670278, 5.50%, 11/1/32	66,405
23,579	Pool #676702, 5.50%, 11/1/32	24,245
44,087	Pool #677591, 5.50%, 12/1/32	47,248
52,109	Pool #681883, 6.00%, 3/1/33	55,909
85,275	Pool #686542, 5.50%, 3/1/33	90,031
188,921	Pool #695961, 5.50%, 1/1/33	211,804
112,435	Pool #696407, 5.50%, 4/1/33	125,313
347,327	Pool #702478, 5.50%, 6/1/33	393,893
101,966	Pool #702479, 5.00%, 6/1/33	115,418
41,626	Pool #723066, 5.00%, 4/1/33	47,117
169,037	Pool #723067, 5.50%, 5/1/33	186,195
133,554	Pool #723070, 4.50%, 5/1/33	148,854
232,639	Pool #727311, 4.50%, 9/1/33	259,290
114,575	Pool #727312, 5.00%, 9/1/33	129,690
132,533	Pool #727315, 6.00%, 10/1/33	149,744
33,636	Pool #738589, 5.00%, 9/1/33	38,074
42,344	Pool #739269, 5.00%, 9/1/33	47,931
44,561	Pool #743595, 5.50%, 10/1/33	47,990
86,631	Pool #748041, 4.50%, 10/1/33	96,556
77,084	Pool #749891, 5.00%, 9/1/33	87,253
158,793	Pool #753533, 5.00%, 11/1/33	179,741
37,596	Pool #755679, 6.00%, 1/1/34	40,604
33,666	Pool #763551, 5.50%, 3/1/34	35,746
80,679	Pool #763820, 5.50%, 1/1/34	88,280
39,981	Pool #776851, 6.00%, 10/1/34	43,250
339,797	Pool #777621, 5.00%, 2/1/34	384,624
72,486	Pool #781741, 6.00%, 9/1/34	79,754
101,642	Pool #781954, 5.00%, 6/1/34	115,932
94,404	Pool #781959, 5.50%, 6/1/34	102,111
219,767	Pool #783893, 5.50%, 12/1/34	248,085
64,838	Pool #783929, 5.50%, 10/1/34	70,708
8,295	Pool #788329, 6.50%, 8/1/34	8,350
38,879	Pool #798725, 5.50%, 11/1/34	41,125

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$56,332	Pool #799548, 6.00%, 9/1/34	$61,507
651,879	Pool #806754, 4.50%, 9/1/34	726,703
280,433	Pool #806757, 6.00%, 9/1/34	316,728
372,144	Pool #806761, 5.50%, 9/1/34	430,371
100,895	Pool #808205, 5.00%, 1/1/35	115,080
173,235	Pool #815009, 5.00%, 4/1/35	197,555
70,999	Pool #817641, 5.00%, 11/1/35	80,967
106,894	Pool #820334, 5.00%, 9/1/35	121,901
140,896	Pool #820335, 5.00%, 9/1/35	160,676
98,972	Pool #820336, 5.00%, 9/1/35	112,867
92,118	Pool #822008, 5.00%, 5/1/35	105,051
67,688	Pool #829005, 5.00%, 8/1/35	77,191
145,915	Pool #829275, 5.00%, 8/1/35	166,399
138,650	Pool #829276, 5.00%, 8/1/35	158,115
229,748	Pool #829649, 5.50%, 3/1/35	255,218
146,108	Pool #844361, 5.50%, 11/1/35	160,579
91,203	Pool #845245, 5.50%, 11/1/35	100,079
30,212	Pool #866969, 6.00%, 2/1/36	31,423
73,217	Pool #884693, 5.50%, 4/1/36	79,976
333,872	Pool #885724, 5.50%, 6/1/36	374,653
5,179	Pool #911730, 5.50%, 12/1/21	5,182
66,294	Pool #919368, 5.50%, 4/1/37	72,052
258,552	Pool #922582, 6.00%, 12/1/36	290,722
201,266	Pool #934941, 5.00%, 8/1/39	229,537
275,609	Pool #934942, 5.00%, 9/1/39	314,323
35,311	Pool #941204, 5.50%, 6/1/37	37,096
55,518	Pool #943394, 5.50%, 6/1/37	60,228
186,534	Pool #948600, 6.00%, 8/1/37	208,554
70,527	Pool #952678, 6.50%, 8/1/37	77,431
79,871	Pool #952693, 6.50%, 8/1/37	87,434
94,484	Pool #975769, 5.50%, 3/1/38	103,985
101,102	Pool #986239, 6.00%, 7/1/38	111,030
115,841	Pool #986957, 5.50%, 7/1/38	127,986
63,177	Pool #990510, 5.50%, 8/1/38	68,905
155,012	Pool #990511, 6.00%, 8/1/38	173,595
154,006	Pool #990617, 5.50%, 9/1/38	172,181
178,809	Pool #AA0645, 4.50%, 3/1/39	198,256
127,204	Pool #AA2243, 4.50%, 5/1/39	141,215
121,113	Pool #AA3142, 4.50%, 3/1/39	134,286
146,615	Pool #AA3206, 4.00%, 4/1/39	161,237
393,176	Pool #AA3207, 4.50%, 3/1/39	435,938
216,971	Pool #AA7042, 4.50%, 6/1/39	240,568
343,761	Pool #AA7658, 4.00%, 6/1/39	376,071
95,980	Pool #AA7659, 4.50%, 6/1/39	106,419
68,809	Pool #AA7741, 4.50%, 6/1/24	70,978
1,583,450	Pool #AB7798, 3.00%, 1/1/43	1,679,155
981,383	Pool #AB9204, 3.00%, 4/1/43	1,041,802

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$181,864	Pool #AC1463, 5.00%, 8/1/39	$207,410
266,277	Pool #AC2109, 4.50%, 7/1/39	295,237
25,693	Pool #AC4394, 5.00%, 9/1/39	29,302
249,683	Pool #AC4395, 5.00%, 9/1/39	284,755
93,582	Pool #AC5329, 5.00%, 10/1/39	106,727
115,879	Pool #AC6304, 5.00%, 11/1/39	132,156
196,559	Pool #AC6305, 5.00%, 11/1/39	224,169
133,713	Pool #AC6307, 5.00%, 12/1/39	152,495
289,395	Pool #AC6790, 5.00%, 12/1/39	330,045
533,912	Pool #AC7199, 5.00%, 12/1/39	608,909
283,750	Pool #AD1470, 5.00%, 2/1/40	323,610
817,219	Pool #AD1471, 4.50%, 2/1/40	906,099
598,259	Pool #AD1585, 4.50%, 2/1/40	663,325
336,412	Pool #AD1586, 5.00%, 1/1/40	383,666
238,431	Pool #AD1638, 4.50%, 2/1/40	264,227
138,880	Pool #AD1640, 4.50%, 3/1/40	153,905
876,974	Pool #AD1942, 4.50%, 1/1/40	972,353
163,558	Pool #AD1943, 5.00%, 1/1/40	186,533
221,720	Pool #AD1988, 4.50%, 2/1/40	245,834
271,746	Pool #AD2896, 5.00%, 3/1/40	309,920
98,181	Pool #AD4456, 4.50%, 4/1/40	108,804
560,053	Pool #AD4458, 4.50%, 4/1/40	620,645
250,606	Pool #AD4940, 4.50%, 6/1/40	277,719
86,755	Pool #AD4946, 4.50%, 6/1/40	96,141
114,810	Pool #AD5728, 5.00%, 4/1/40	130,938
211,106	Pool #AD7239, 4.50%, 7/1/40	233,946
50,957	Pool #AD7242, 4.50%, 7/1/40	56,576
88,661	Pool #AD7256, 4.50%, 7/1/40	98,253
233,346	Pool #AD7271, 4.50%, 7/1/40	258,591
255,577	Pool #AD7272, 4.50%, 7/1/40	283,228
160,770	Pool #AD8960, 5.00%, 6/1/40	183,354
579,440	Pool #AD9614, 4.50%, 8/1/40	642,130
50,501	Pool #AE2011, 4.00%, 9/1/40	55,245
992,356	Pool #AE2012, 4.00%, 9/1/40	1,085,588
113,578	Pool #AE2023, 4.00%, 9/1/40	124,249
420,667	Pool #AE5432, 4.00%, 10/1/40	460,189
319,905	Pool #AE5435, 4.50%, 9/1/40	354,516
318,115	Pool #AE5806, 4.50%, 9/1/40	352,532
494,532	Pool #AE5861, 4.00%, 10/1/40	540,993
126,097	Pool #AE5862, 4.00%, 10/1/40	137,944
161,882	Pool #AE5863, 4.00%, 10/1/40	177,091
271,005	Pool #AE6850, 4.00%, 10/1/40	296,466
17,882	Pool #AE6851, 4.00%, 10/1/40	19,562
149,255	Pool #AE7699, 4.00%, 11/1/40	163,278
400,153	Pool #AE7703, 4.00%, 10/1/40	437,748
281,509	Pool #AE7707, 4.00%, 11/1/40	307,957
228,609	Pool #AH0300, 4.00%, 11/1/40	250,087
369,021	Pool #AH0301, 3.50%, 11/1/40	396,174

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$30,671	Pool #AH0302, 4.00%, 11/1/40	$33,552
277,439	Pool #AH0306, 4.00%, 12/1/40	303,504
357,674	Pool #AH0508, 4.00%, 11/1/40	391,277
734,266	Pool #AH0537, 4.00%, 12/1/40	803,250
537,777	Pool #AH0914, 4.50%, 11/1/40	595,959
288,468	Pool #AH0917, 4.00%, 12/1/40	315,569
237,015	Pool #AH1077, 4.00%, 1/1/41	261,241
482,162	Pool #AH2973, 4.00%, 12/1/40	527,461
408,519	Pool #AH2980, 4.00%, 1/1/41	446,899
708,204	Pool #AH5656, 4.00%, 1/1/41	774,739
86,235	Pool #AH5657, 4.00%, 2/1/41	95,276
343,857	Pool #AH5658, 4.00%, 2/1/41	376,163
246,530	Pool #AH5662, 4.00%, 2/1/41	269,692
319,852	Pool #AH5882, 4.00%, 2/1/26	341,178
245,456	Pool #AH6764, 4.00%, 3/1/41	268,516
756,076	Pool #AH6768, 4.00%, 3/1/41	827,201
126,189	Pool #AH7277, 4.00%, 3/1/41	138,060
601,596	Pool #AH7281, 4.00%, 3/1/41	658,189
109,378	Pool #AH7526, 4.50%, 3/1/41	121,252
536,531	Pool #AH7537, 4.00%, 3/1/41	587,003
232,653	Pool #AH8878, 4.50%, 4/1/41	257,911
248,724	Pool #AH8885, 4.50%, 4/1/41	275,726
162,935	Pool #AH9050, 3.50%, 2/1/26	173,923
358,452	Pool #AI0114, 4.00%, 3/1/41	392,172
310,854	Pool #AI1846, 4.50%, 5/1/41	344,602
321,803	Pool #AI1847, 4.50%, 5/1/41	356,739
776,281	Pool #AI1848, 4.50%, 5/1/41	860,557
368,579	Pool #AI1849, 4.50%, 5/1/41	408,593
173,447	Pool #AJ0651, 4.00%, 8/1/41	189,763
118,863	Pool #AJ7668, 4.00%, 11/1/41	130,045
610,153	Pool #AJ9133, 4.00%, 1/1/42	667,551
405,651	Pool #AK6715, 3.50%, 3/1/42	435,407
348,614	Pool #AK6716, 3.50%, 3/1/42	374,187
474,470	Pool #AK6718, 3.50%, 2/1/42	509,275
835,151	Pool #AM1750, 3.04%, 12/1/30	866,372
2,768,389	Pool #AM4392, 3.79%, 10/1/23	2,909,995
223,925	Pool #AM6907, 3.68%, 10/1/32	257,670
1,402,975	Pool #AM7764, 3.05%, 1/1/27	1,526,852
465,533	Pool #AM9780, 3.31%, 3/1/31	528,216
350,000	Pool #AN0360, 3.95%, 12/1/45	417,404
301,558	Pool #AN1381, 2.56%, 8/1/26	320,913
911,412	Pool #AN2066, 2.75%, 7/1/26	948,119
928,059	Pool #AN2746, 2.30%, 9/1/26	979,745
460,521	Pool #AN3919, 2.82%, 12/1/26	496,759
1,145,000	Pool #AN4045, 3.15%, 1/1/29	1,247,409
834,204	Pool #AN5053, 3.34%, 4/1/27	921,807
203,922	Pool #AN6580, 3.36%, 9/1/29	229,726

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$936,822	Pool #AN7154, 3.21%, 10/1/32	$1,064,574
473,383	Pool #AN7982, 2.80%, 1/1/26	503,069
2,000,000	Pool #AN8055, 3.05%, 1/1/30	2,226,061
1,500,000	Pool #AN8121, 3.16%, 1/1/35	1,712,062
957,506	Pool #AN9844, 3.80%, 7/1/30	1,111,737
315,163	Pool #AO2923, 3.50%, 5/1/42	340,098
848,726	Pool #AO8029, 3.50%, 7/1/42	910,984
329,373	Pool #AP7483, 3.50%, 9/1/42	353,535
295,225	Pool #AQ6710, 2.50%, 10/1/27	308,065
1,044,948	Pool #AQ7193, 3.50%, 7/1/43	1,121,579
229,461	Pool #AR6928, 3.00%, 3/1/43	245,694
841,612	Pool #AS1916, 4.00%, 3/1/44	913,978
274,954	Pool #AS1917, 4.00%, 3/1/44	299,282
185,664	Pool #AS2129, 4.00%, 3/1/44	201,629
504,017	Pool #AS2439, 4.00%, 5/1/44	548,612
189,942	Pool #AS2784, 4.00%, 7/1/44	206,274
502,047	Pool #AS3244, 4.00%, 9/1/44	545,216
797,499	Pool #AS3494, 4.00%, 10/1/44	866,072
189,520	Pool #AS3726, 4.00%, 11/1/44	203,496
203,223	Pool #AS3728, 4.00%, 11/1/44	220,698
369,570	Pool #AS3929, 4.00%, 12/1/44	401,348
472,686	Pool #AS3930, 4.00%, 11/1/44	513,330
738,805	Pool #AS4070, 4.00%, 12/1/44	811,602
151,632	Pool #AS4390, 3.50%, 2/1/45	163,725
174,579	Pool #AS4732, 3.50%, 4/1/45	187,682
685,864	Pool #AS4905, 3.50%, 4/1/45	734,149
998,295	Pool #AS5341, 3.50%, 7/1/45	1,065,223
573,746	Pool #AS5576, 4.00%, 8/1/45	620,697
572,618	Pool #AS5919, 3.50%, 9/1/45	617,512
180,535	Pool #AS5922, 3.50%, 9/1/45	191,776
486,338	Pool #AS6303, 4.00%, 11/1/45	526,136
249,830	Pool #AS6469, 4.00%, 12/1/45	270,274
241,223	Pool #AS6607, 4.00%, 1/1/46	260,963
1,255,396	Pool #AS6778, 3.50%, 3/1/46	1,344,104
609,242	Pool #AS6958, 3.50%, 4/1/46	655,135
754,671	Pool #AS7138, 3.50%, 5/1/46	802,228
393,048	Pool #AS7139, 3.50%, 5/1/46	417,816
841,153	Pool #AS7334, 3.00%, 6/1/46	888,613
929,751	Pool #AS7335, 3.00%, 5/1/46	977,847
675,487	Pool #AS7336, 3.00%, 6/1/46	724,035
1,708,205	Pool #AS7504, 3.00%, 7/1/46	1,796,569
463,738	Pool #AS7516, 3.00%, 7/1/46	488,219
649,156	Pool #AS7517, 3.00%, 6/1/46	683,425
279,538	Pool #AS7518, 3.00%, 7/1/46	297,586
157,608	Pool #AS7674, 3.00%, 8/1/46	165,761
1,074,683	Pool #AS7676, 3.00%, 8/1/46	1,130,276
665,375	Pool #AS8077, 3.00%, 10/1/46	699,795
703,303	Pool #AS8289, 3.00%, 10/1/46	739,685

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$1,379,547	Pool #AS8441, 3.00%, 11/1/46	$1,450,910
1,009,140	Pool #AS8633, 3.50%, 1/1/47	1,072,733
323,800	Pool #AS8776, 3.50%, 2/1/47	344,205
350,664	Pool #AS9381, 4.00%, 4/1/47	378,150
165,839	Pool #AS9549, 4.00%, 5/1/47	179,448
1,286,030	Pool #AS9550, 4.00%, 5/1/47	1,376,218
440,060	Pool #AS9727, 3.50%, 6/1/47	465,330
245,026	Pool #AS9729, 4.00%, 6/1/47	262,209
197,688	Pool #AS9825, 4.00%, 6/1/47	213,183
693,032	Pool #AT2688, 3.00%, 5/1/43	735,699
90,616	Pool #AT2691, 3.00%, 5/1/43	97,280
415,564	Pool #AT3963, 2.50%, 3/1/28	433,938
216,564	Pool #AT7873, 2.50%, 6/1/28	227,648
346,263	Pool #AU0971, 3.50%, 8/1/43	371,656
379,930	Pool #AU2165, 3.50%, 7/1/43	407,792
699,337	Pool #AU2188, 3.50%, 8/1/43	750,622
77,426	Pool #AU6054, 4.00%, 9/1/43	84,607
304,673	Pool #AU6718, 4.00%, 10/1/43	332,929
543,294	Pool #AU7003, 4.00%, 11/1/43	599,840
248,616	Pool #AU7005, 4.00%, 11/1/43	271,823
570,473	Pool #AV0679, 4.00%, 12/1/43	623,725
347,393	Pool #AV9282, 4.00%, 2/1/44	375,235
343,887	Pool #AW0993, 4.00%, 5/1/44	380,324
136,964	Pool #AW1565, 4.00%, 4/1/44	148,249
716,441	Pool #AW5046, 4.00%, 7/1/44	778,044
274,741	Pool #AW5047, 4.00%, 7/1/44	298,365
109,811	Pool #AW7040, 4.00%, 6/1/44	119,235
230,494	Pool #AW8629, 3.50%, 5/1/44	246,714
706,452	Pool #AX2884, 3.50%, 11/1/44	763,943
943,414	Pool #AX4860, 3.50%, 12/1/44	1,015,320
173,867	Pool #AY0075, 3.50%, 11/1/44	187,119
580,079	Pool #AY1389, 3.50%, 4/1/45	618,969
409,149	Pool #AY3435, 3.50%, 5/1/45	436,580
618,741	Pool #AY5571, 3.50%, 6/1/45	660,223
334,637	Pool #BC0802, 3.50%, 4/1/46	359,845
706,041	Pool #BC0804, 3.50%, 4/1/46	752,636
667,665	Pool #BC1135, 3.00%, 6/1/46	707,760
976,261	Pool #BD5021, 3.50%, 2/1/47	1,045,245
1,153,079	Pool #BD7140, 4.00%, 4/1/47	1,233,943
1,424,692	Pool #BE4232, 3.00%, 12/1/46	1,498,391
184,321	Pool #BE9743, 3.50%, 4/1/47	197,256
1,202,847	Pool #BH2665, 3.50%, 9/1/47	1,278,341
621,214	Pool #BH4659, 4.00%, 6/1/47	669,143
1,126,760	Pool #BJ0657, 4.00%, 2/1/48	1,199,430
610,165	Pool #BJ2670, 4.00%, 4/1/48	649,517
768,410	Pool #BJ5158, 4.00%, 4/1/48	817,969
626,512	Pool #BK7685, 4.00%, 10/1/48	666,919

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$1,015,446	Pool #BK7924, 4.00%, 11/1/48	$1,080,936
8,920,000	Pool #BL4650, 2.30%, 10/1/31	9,485,989
2,400,000	Pool #BL4970, 2.80%, 11/1/36	2,639,933
2,634,721	Pool #BL9077, 1.50%, 1/1/31	2,648,144
3,000,000	Pool #BL9218, 1.41%, 11/1/30	2,979,536
500,000	Pool #BL9633, 1.92%, 12/1/35	506,397
1,527,000	Pool #BL9652, 1.56%, 12/1/30	1,540,290
1,500,000	Pool #BL9824, 1.56%, 12/1/30	1,507,316
250,000	Pool #BL9895, 1.62%, 12/1/32	249,737
744,338	Pool #BO1263, 3.50%, 6/1/49	792,138
720,359	Pool #BO3599, 3.00%, 9/1/49	750,808
585,118	Pool #BO5263, 3.00%, 9/1/49	611,558
2,855,161	Pool #BO6771, 2.50%, 5/1/51	2,956,718
915,802	Pool #BP3417, 2.50%, 5/1/51	948,377
1,179,711	Pool #BP8731, 2.50%, 6/1/50	1,221,046
1,592,840	Pool #BP8741, 2.50%, 6/1/50	1,648,651
1,979,142	Pool #BQ4469, 2.00%, 2/1/51	2,001,884
513,394	Pool #BQ4493, 1.50%, 2/1/51	504,104
597,082	Pool #BQ5723, 2.00%, 10/1/50	603,934
1,717,778	Pool #BQ7523, 2.00%, 11/1/50	1,737,517
1,020,505	Pool #BQ7524, 2.50%, 10/1/50	1,056,325
4,836,996	Pool #BR0940, 2.00%, 4/1/51	4,892,592
929,171	Pool #BR1037, 2.50%, 5/1/51	962,221
2,560,648	Pool #BR1113, 2.00%, 11/1/50	2,590,703
892,423	Pool #BR1114, 1.50%, 11/1/50	876,275
467,585	Pool #BR1115, 2.50%, 12/1/50	484,033
1,364,078	Pool #BR2051, 2.50%, 6/1/51	1,412,625
1,067,115	Pool #BR3565, 2.00%, 1/1/51	1,079,640
830,013	Pool #BR3566, 2.50%, 12/1/50	860,850
229,085	Pool #BR7088, 2.00%, 3/1/51	231,718
1,772,053	Pool #BS0025, 1.38%, 12/1/30	1,767,545
3,000,000	Pool #BS0046, 1.23%, 12/1/27	2,998,390
2,950,000	Pool #BS0179, 1.67%, 1/1/33	2,967,104
4,460,140	Pool #BS0345, 1.61%, 1/1/36	4,422,465
2,495,000	Pool #BS0391, 1.63%, 1/1/33	2,496,834
1,990,000	Pool #BS0596, 1.38%, 1/1/31	1,969,065
3,700,000	Pool #BS0915, 1.62%, 3/1/31	3,727,821
1,000,000	Pool #BS1281, 1.59%, 3/1/31	1,005,951
690,000	Pool #BS1326, 1.19%, 3/1/26	697,627
1,989,993	Pool #BS1482, 1.61%, 3/1/31	2,015,001
700,000	Pool #BS1524, 2.01%, 3/1/33	722,976
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,558,898
2,040,538	Pool #BS1877, 2.97%, 5/1/51	2,290,900
1,135,884	Pool #CA0114, 3.50%, 8/1/47	1,201,110
809,448	Pool #CA0334, 3.50%, 9/1/47	863,252
1,573,940	Pool #CA0534, 3.50%, 10/1/47	1,664,321
408,813	Pool #CA0536, 3.50%, 10/1/47	434,471
839,920	Pool #CA0551, 4.00%, 10/1/47	898,822

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$694,757	Pool #CA0565, 3.50%, 10/1/47	$739,416
1,336,421	Pool #CA0742, 3.50%, 11/1/47	1,413,163
653,139	Pool #CA0743, 3.50%, 11/1/47	699,212
911,577	Pool #CA0825, 3.50%, 12/1/47	963,922
695,654	Pool #CA0981, 3.50%, 12/1/47	735,601
991,660	Pool #CA1070, 3.50%, 1/1/48	1,048,604
496,707	Pool #CA1115, 3.50%, 1/1/48	525,230
1,019,888	Pool #CA1130, 3.50%, 1/1/48	1,078,454
676,083	Pool #CA1131, 3.50%, 2/1/48	714,906
670,032	Pool #CA1132, 3.50%, 1/1/48	708,508
868,015	Pool #CA1144, 3.50%, 2/1/48	922,494
165,633	Pool #CA1152, 3.50%, 2/1/48	176,029
710,576	Pool #CA1160, 3.50%, 2/1/48	758,865
726,623	Pool #CA1161, 3.50%, 2/1/48	767,043
581,255	Pool #CA1338, 4.00%, 3/1/48	620,302
893,161	Pool #CA1339, 3.50%, 3/1/48	942,845
543,627	Pool #CA1418, 4.00%, 3/1/48	580,146
253,357	Pool #CA1420, 4.00%, 3/1/48	270,242
192,573	Pool #CA1468, 4.00%, 3/1/48	206,848
1,214,542	Pool #CA1469, 4.00%, 3/1/48	1,292,873
418,291	Pool #CA1471, 4.00%, 3/1/48	445,268
1,547,658	Pool #CA1507, 4.00%, 4/1/48	1,650,799
424,130	Pool #CA1610, 3.50%, 3/1/48	447,723
450,203	Pool #CA1611, 4.00%, 4/1/48	480,206
611,478	Pool #CA1612, 3.50%, 4/1/48	650,998
526,381	Pool #CA1613, 4.00%, 4/1/48	560,330
205,045	Pool #CA2381, 4.00%, 9/1/48	220,245
219,711	Pool #CA2440, 4.00%, 9/1/48	234,471
531,100	Pool #CA2441, 4.00%, 10/1/48	571,955
262,518	Pool #CA2442, 4.00%, 10/1/48	282,712
615,037	Pool #CA2443, 4.00%, 10/1/48	654,704
656,360	Pool #CA2468, 4.00%, 10/1/48	700,102
744,329	Pool #CA2594, 4.00%, 11/1/48	807,791
253,971	Pool #CA2913, 4.00%, 1/1/49	270,897
318,463	Pool #CA3042, 4.00%, 1/1/49	339,925
760,842	Pool #CA3043, 4.00%, 2/1/49	809,912
247,138	Pool #CA3044, 4.50%, 2/1/49	266,540
587,428	Pool #CA3045, 4.50%, 1/1/49	636,145
66,316	Pool #CA3132, 4.00%, 2/1/49	71,232
259,916	Pool #CA3557, 3.50%, 5/1/49	277,279
982,373	Pool #CA3628, 3.50%, 6/1/49	1,034,072
675,328	Pool #CA3793, 3.50%, 6/1/49	710,869
198,900	Pool #CA3936, 3.50%, 7/1/49	211,575
444,196	Pool #CA4043, 3.00%, 8/1/49	462,971
707,352	Pool #CA4320, 3.00%, 9/1/49	737,251
701,343	Pool #CA5106, 3.00%, 1/1/50	730,988
438,546	Pool #CA5132, 3.00%, 2/1/50	457,082

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$1,000,621	Pool #CA5309, 3.00%, 3/1/50	$1,042,798
829,170	Pool #CA5312, 3.00%, 3/1/50	865,743
932,633	Pool #CA6150, 2.50%, 6/1/50	965,311
1,232,075	Pool #CA6151, 2.50%, 6/1/50	1,275,245
757,996	Pool #CA6251, 3.00%, 6/1/50	790,220
1,890,174	Pool #CA6253, 2.00%, 7/1/50	1,912,360
4,660,619	Pool #CA6261, 2.50%, 6/1/50	4,836,620
1,844,582	Pool #CA6263, 2.50%, 7/1/50	1,909,213
870,586	Pool #CA6285, 2.50%, 7/1/50	901,090
1,783,039	Pool #CA6966, 2.00%, 9/1/50	1,803,528
2,859,032	Pool #CA6967, 2.00%, 9/1/50	2,891,885
1,822,979	Pool #CA6968, 2.00%, 9/1/50	1,843,927
1,361,079	Pool #CA6969, 2.00%, 9/1/50	1,376,720
1,919,891	Pool #CA6971, 2.50%, 9/1/50	1,987,161
1,784,317	Pool #CA6972, 2.50%, 8/1/50	1,846,837
1,036,874	Pool #CA6973, 2.50%, 9/1/50	1,073,205
1,163,701	Pool #CA7258, 2.50%, 9/1/50	1,204,475
1,468,797	Pool #CA7259, 2.50%, 9/1/50	1,520,261
1,702,939	Pool #CA7317, 2.00%, 10/1/50	1,722,928
1,880,586	Pool #CA7549, 2.00%, 10/1/50	1,902,196
1,864,279	Pool #CA7917, 2.00%, 11/1/50	1,887,732
1,118,081	Pool #CA8069, 1.50%, 12/1/50	1,097,849
1,436,490	Pool #CA8070, 2.00%, 12/1/50	1,453,351
3,908,108	Pool #CA8077, 2.00%, 12/1/50	3,953,017
4,670,897	Pool #CA8337, 1.50%, 12/1/50	4,586,378
4,915,269	Pool #CA8340, 2.00%, 12/1/50	4,971,751
1,022,969	Pool #CA8425, 1.50%, 12/1/50	1,004,459
1,302,631	Pool #CA8432, 2.00%, 12/1/50	1,317,921
2,857,458	Pool #CA8518, 2.00%, 1/1/51	2,890,997
1,449,814	Pool #CA8685, 1.50%, 1/1/51	1,423,580
4,447,556	Pool #CA8811, 2.00%, 1/1/51	4,498,664
5,051,146	Pool #CA9048, 2.00%, 2/1/51	5,109,189
4,239,700	Pool #CB0063, 2.50%, 4/1/51	4,390,505
348,650	Pool #CB0245, 2.50%, 4/1/51	361,052
924,395	Pool #CB0437, 2.50%, 5/1/51	957,276
656,034	Pool #CB0480, 2.50%, 5/1/51	679,382
263,481	Pool #CB0576, 2.50%, 5/1/51	272,858
275,787	Pool #CB0582, 2.50%, 5/1/51	285,602
2,579,974	Pool #CB0688, 2.50%, 6/1/51	2,673,131
494,687	Pool #CB0689, 2.50%, 6/1/51	512,293
1,085,604	Pool #CB0972, 2.50%, 6/1/51	1,124,325
508,299	Pool #CB1003, 2.50%, 7/1/51	526,429
319,451	Pool #CB1010, 2.50%, 7/1/51	330,845
1,439,478	Pool #CB1060, 2.00%, 7/1/51	1,456,023
50,159	Pool #MC0013, 5.50%, 12/1/38	54,699
81,252	Pool #MC0014, 5.50%, 12/1/38	89,779
67,113	Pool #MC0016, 5.50%, 11/1/38	73,613
64,443	Pool #MC0038, 4.50%, 3/1/39	71,542

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$44,472	Pool #MC0059, 4.00%, 4/1/39	$49,098
78,835	Pool #MC0081, 4.00%, 5/1/39	86,697
42,019	Pool #MC0112, 4.50%, 6/1/39	46,647
84,224	Pool #MC0127, 4.50%, 7/1/39	93,384
466,154	Pool #MC0154, 4.50%, 8/1/39	516,853
84,456	Pool #MC0160, 4.50%, 8/1/39	93,642
197,681	Pool #MC0171, 4.50%, 9/1/39	219,181
204,034	Pool #MC0177, 4.50%, 9/1/39	226,225
115,195	Pool #MC0270, 4.50%, 3/1/40	126,081
336,581	Pool #MC0325, 4.50%, 7/1/40	372,995
147,182	Pool #MC0584, 4.00%, 1/1/42	161,028
59,108	Pool #MC3344, 5.00%, 12/1/38	67,449
		318,044,265
Freddie Mac — 32.82%
437,258	Pool #Q63813, 3.50%, 4/1/49	463,747
950,573	Pool #QB5148, 2.00%, 11/1/50	961,479
1,483,969	Pool #QB5731, 2.00%, 11/1/50	1,501,384
2,228,799	Pool #QB5732, 2.50%, 11/1/50	2,307,043
1,774,896	Pool #QB6982, 2.00%, 11/1/50	1,795,288
562,730	Pool #QB6992, 1.50%, 12/1/50	552,547
1,012,417	Pool #RA1234, 3.50%, 8/1/49	1,065,736
833,148	Pool #RA1382, 3.00%, 9/1/49	868,408
1,675,448	Pool #RA1383, 3.00%, 9/1/49	1,746,355
781,082	Pool #RA1470, 3.00%, 10/1/49	814,138
626,477	Pool #RA1713, 3.00%, 11/1/49	652,990
689,513	Pool #RA1714, 3.00%, 11/1/49	718,694
705,161	Pool #RA1715, 3.00%, 10/1/49	735,004
924,928	Pool #RA1716, 3.00%, 11/1/49	964,072
494,547	Pool #RA1724, 2.50%, 10/1/49	511,682
530,207	Pool #RA1979, 3.00%, 12/1/49	554,336
940,769	Pool #RA1987, 3.00%, 12/1/49	983,334
1,608,722	Pool #RA1988, 3.00%, 1/1/50	1,681,507
1,051,710	Pool #RA2158, 3.00%, 2/1/50	1,096,055
1,006,685	Pool #RA2162, 3.00%, 2/1/50	1,054,058
1,568,378	Pool #RA2255, 3.00%, 3/1/50	1,634,508
1,842,445	Pool #RA2256, 3.00%, 3/1/50	1,920,130
978,973	Pool #RA2340, 3.00%, 3/1/50	1,020,251
428,306	Pool #RA2395, 2.50%, 4/1/50	443,316
461,473	Pool #RA3097, 2.50%, 7/1/50	478,373
1,675,266	Pool #RA3207, 2.50%, 7/1/50	1,733,974
3,286,363	Pool #RA3208, 2.50%, 7/1/50	3,401,531
5,623,027	Pool #RA3249, 2.50%, 8/1/50	5,820,081
1,239,771	Pool #RA3339, 2.00%, 8/1/50	1,254,015
1,469,827	Pool #RA3552, 2.00%, 9/1/50	1,487,076
1,196,274	Pool #RA3553, 2.50%, 8/1/50	1,238,197
4,003,089	Pool #RA3679, 2.00%, 9/1/50	4,049,081
2,203,491	Pool #RA3680, 2.50%, 9/1/50	2,280,710

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$965,395	Pool #RA3711, 2.00%, 9/1/50	$976,486
618,840	Pool #RA3712, 2.50%, 9/1/50	640,527
551,095	Pool #RA3733, 2.00%, 10/1/50	557,563
747,802	Pool #RA3734, 2.50%, 10/1/50	774,008
874,092	Pool #RA3747, 2.00%, 9/1/50	884,134
5,385,748	Pool #RA3748, 2.50%, 10/1/50	5,574,487
1,919,240	Pool #RA3751, 2.00%, 10/1/50	1,942,213
2,809,269	Pool #RA3803, 1.50%, 12/1/50	2,758,434
412,020	Pool #RA3861, 1.50%, 10/1/50	404,564
1,732,792	Pool #RA3862, 2.00%, 10/1/50	1,752,700
1,987,024	Pool #RA3917, 1.50%, 10/1/50	1,951,068
3,994,251	Pool #RA3918, 2.00%, 10/1/50	4,040,141
852,950	Pool #RA3928, 1.50%, 11/1/50	837,515
246,667	Pool #RA3929, 2.00%, 10/1/50	249,734
656,473	Pool #RA4018, 2.00%, 1/1/51	664,177
704,877	Pool #RA4055, 2.00%, 11/1/50	712,976
740,162	Pool #RA4056, 1.50%, 11/1/50	726,769
8,633,613	Pool #RA4195, 2.00%, 12/1/50	8,732,805
6,469,441	Pool #RA4254, 2.00%, 12/1/50	6,545,363
932,308	Pool #RA4274, 1.50%, 12/1/50	915,437
1,398,136	Pool #RA4357, 2.00%, 1/1/51	1,414,199
1,599,029	Pool #RA4377, 2.00%, 2/1/51	1,618,169
2,564,945	Pool #RA4420, 2.00%, 1/1/51	2,594,413
3,622,965	Pool #RA4503, 2.00%, 2/1/51	3,664,590
914,016	Pool #RA4548, 2.00%, 2/1/51	924,517
2,405,371	Pool #RA4578, 2.00%, 2/1/51	2,433,009
528,505	Pool #RA4590, 2.00%, 2/1/51	534,577
312,302	Pool #RA4597, 2.00%, 2/1/51	315,890
260,750	Pool #RA4618, 2.00%, 2/1/51	263,810
1,059,496	Pool #RA4621, 2.00%, 2/1/51	1,071,669
1,774,866	Pool #RA4738, 2.00%, 3/1/51	1,795,259
4,483,187	Pool #RA4745, 2.00%, 3/1/51	4,534,699
1,462,759	Pool #RA4775, 2.00%, 3/1/51	1,479,566
1,377,044	Pool #RA4835, 2.50%, 3/1/51	1,426,001
2,746,050	Pool #RA4872, 2.50%, 4/1/51	2,843,680
4,903,191	Pool #RA4960, 2.50%, 4/1/51	5,077,513
8,654,028	Pool #RA5020, 2.00%, 4/1/51	8,753,463
3,435,157	Pool #RA5021, 1.50%, 4/1/51	3,372,132
422,149	Pool #RA5043, 2.50%, 4/1/51	437,157
732,247	Pool #RA5045, 2.50%, 5/1/51	758,281
3,137,671	Pool #RA5068, 2.00%, 4/1/51	3,173,723
1,810,673	Pool #RA5173, 2.50%, 4/1/51	1,875,047
1,085,421	Pool #RA5195, 2.50%, 5/1/51	1,135,677
922,523	Pool #RA5197, 2.50%, 5/1/51	955,321
1,578,049	Pool #RA5217, 2.50%, 5/1/51	1,634,185
2,303,849	Pool #RA5234, 2.50%, 5/1/51	2,385,803
1,159,414	Pool #RA5237, 2.50%, 5/1/51	1,200,634
2,927,676	Pool #RA5278, 2.50%, 5/1/51	3,031,821

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$2,361,876	Pool #RA5350, 2.50%, 6/1/51	$2,445,894
3,052,157	Pool #RA5379, 2.50%, 6/1/51	3,160,730
3,611,208	Pool #RA5380, 2.50%, 6/1/51	3,739,668
1,945,229	Pool #RA5387, 2.50%, 6/1/51	2,022,837
259,635	Pool #RA5404, 2.50%, 6/1/51	268,891
8,429,429	Pool #RA5427, 2.50%, 6/1/51	8,729,941
2,449,882	Pool #RA5452, 2.50%, 6/1/51	2,537,221
1,488,857	Pool #RA5509, 2.50%, 7/1/51	1,541,935
531,000	Pool #RA5525, 2.50%, 7/1/51	549,930
883,500	Pool #RA5541, 2.50%, 7/1/51	914,997
1,541,813	Pool #WA3103, 3.30%, 2/1/27	1,697,305
4,727,221	Pool #WA3125, 1.75%, 10/1/34	4,740,809
991,417	Pool #WA3211, 1.91%, 9/1/35	998,314
1,090,937	Pool #WA3305, 1.75%, 6/1/37	1,068,972
974,529	Pool #WA5002, 2.62%, 11/1/31	1,057,877
1,915,450	Pool #WN3000, 3.14%, 1/1/28	2,114,242
1,000,000	Pool #WN3049, 2.39%, 9/1/31	1,068,481
505,288	Pool #ZA4828, 4.00%, 3/1/47	540,935
82,389	Pool #ZA4891, 3.50%, 3/1/47	89,267
837,145	Pool #ZA4892, 4.00%, 5/1/47	896,205
694,486	Pool #ZA4893, 3.50%, 4/1/47	740,642
932,026	Pool #ZA4912, 3.50%, 5/1/47	985,538
645,873	Pool #ZA4913, 4.00%, 5/1/47	691,438
637,011	Pool #ZA5036, 3.50%, 9/1/47	673,585
1,152,356	Pool #ZA5070, 3.50%, 11/1/47	1,228,941
325,071	Pool #ZA5090, 3.50%, 11/1/47	347,880
1,104,068	Pool #ZA5174, 3.50%, 12/1/47	1,167,457
1,895,307	Pool #ZA5238, 3.50%, 2/1/48	2,004,125
694,904	Pool #ZA5245, 3.50%, 1/1/48	734,802
1,658,307	Pool #ZA5253, 3.50%, 1/1/48	1,762,370
752,152	Pool #ZA5254, 4.00%, 1/1/48	805,216
726,152	Pool #ZA5308, 4.00%, 1/1/48	777,381
791,220	Pool #ZA5575, 4.00%, 7/1/48	844,124
1,032,170	Pool #ZA5637, 4.50%, 8/1/48	1,110,436
924,027	Pool #ZA5645, 4.00%, 8/1/48	986,505
205,625	Pool #ZA6576, 3.50%, 4/1/49	218,104
104,766	Pool #ZI0238, 5.00%, 6/1/33	118,605
181,028	Pool #ZI0412, 5.00%, 8/1/33	204,941
70,503	Pool #ZI0543, 4.50%, 8/1/33	78,567
49,779	Pool #ZI0549, 5.00%, 8/1/33	56,355
33,623	Pool #ZI0743, 4.50%, 9/1/33	37,469
104,640	Pool #ZI0807, 5.00%, 9/1/33	118,463
119,569	Pool #ZI1023, 5.50%, 11/1/33	133,516
18,919	Pool #ZI1352, 5.50%, 12/1/33	19,188
94,105	Pool #ZI1353, 5.50%, 1/1/34	104,990
141,698	Pool #ZI1493, 5.50%, 1/1/34	157,220
149,725	Pool #ZI1524, 5.50%, 2/1/34	168,282

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$71,871	Pool #ZI1630, 5.50%, 3/1/34	$78,413
161,726	Pool #ZI1689, 5.50%, 4/1/34	180,602
79,094	Pool #ZI1802, 5.50%, 4/1/34	83,692
142,804	Pool #ZI1991, 5.00%, 5/1/34	162,858
135,882	Pool #ZI2332, 5.00%, 6/1/34	154,964
150,301	Pool #ZI2333, 5.00%, 6/1/34	171,407
159,392	Pool #ZI2888, 6.00%, 12/1/34	180,529
209,527	Pool #ZI2939, 5.50%, 12/1/34	236,830
132,227	Pool #ZI3102, 5.00%, 1/1/35	150,795
85,924	Pool #ZI3254, 5.50%, 4/1/35	95,554
182,371	Pool #ZI3507, 5.00%, 9/1/35	208,019
111,251	Pool #ZI3713, 5.00%, 5/1/35	126,897
83,117	Pool #ZI4118, 5.50%, 1/1/36	91,106
97,789	Pool #ZI4119, 5.00%, 1/1/36	111,542
148,131	Pool #ZI4120, 5.50%, 1/1/36	163,319
211,228	Pool #ZI4200, 5.50%, 2/1/36	239,583
88,377	Pool #ZI4201, 6.00%, 2/1/36	97,339
237,427	Pool #ZI4429, 5.00%, 6/1/35	270,819
60,484	Pool #ZI4521, 5.50%, 7/1/35	65,584
176,584	Pool #ZI4572, 5.50%, 8/1/35	197,225
78,892	Pool #ZI4605, 5.50%, 9/1/35	85,960
76,535	Pool #ZI4606, 5.50%, 9/1/35	83,270
116,799	Pool #ZI4704, 5.00%, 11/1/35	133,225
124,239	Pool #ZI4705, 5.00%, 11/1/35	141,712
52,277	Pool #ZI4706, 5.50%, 11/1/35	57,238
127,051	Pool #ZI4855, 6.00%, 5/1/36	139,458
73,313	Pool #ZI4882, 6.00%, 5/1/36	81,569
230,764	Pool #ZI4979, 6.00%, 6/1/36	258,988
55,126	Pool #ZI5006, 6.00%, 6/1/36	57,672
111,540	Pool #ZI5896, 5.50%, 4/1/37	121,971
177,974	Pool #ZI5912, 5.50%, 4/1/37	199,933
92,205	Pool #ZI6311, 5.50%, 6/1/37	101,451
135,577	Pool #ZI6352, 5.50%, 7/1/37	149,518
137,927	Pool #ZI6583, 5.50%, 8/1/37	154,692
119,297	Pool #ZI6598, 6.00%, 8/1/37	132,009
61,919	Pool #ZI6814, 6.00%, 10/1/37	68,962
55,894	Pool #ZI6976, 5.50%, 7/1/37	61,710
212,988	Pool #ZI9925, 5.00%, 4/1/40	242,999
80,372	Pool #ZJ0038, 4.50%, 5/1/40	89,099
391,184	Pool #ZJ0482, 4.50%, 9/1/40	433,663
371,569	Pool #ZJ0844, 4.00%, 12/1/40	406,596
127,394	Pool #ZJ1058, 4.00%, 12/1/40	139,403
189,522	Pool #ZJ1264, 4.00%, 1/1/41	208,069
398,370	Pool #ZJ1444, 4.00%, 3/1/41	436,041
220,760	Pool #ZJ1445, 4.50%, 3/1/41	244,738
23,064	Pool #ZJ4162, 7.50%, 2/1/30	23,970
55,387	Pool #ZJ5032, 6.50%, 5/1/31	60,493
41,355	Pool #ZJ5104, 6.50%, 6/1/31	44,434

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$35,139	Pool #ZJ5458, 6.50%, 11/1/31	$37,671
34,626	Pool #ZJ5928, 6.50%, 3/1/32	36,608
134,521	Pool #ZJ6638, 6.00%, 11/1/32	152,488
67,826	Pool #ZJ6955, 5.50%, 3/1/33	74,641
48,765	Pool #ZJ6956, 5.50%, 3/1/33	52,609
92,495	Pool #ZK4661, 2.50%, 11/1/27	96,646
443,157	Pool #ZL2630, 3.50%, 12/1/41	475,912
342,918	Pool #ZL2708, 3.50%, 1/1/42	368,264
1,062,169	Pool #ZL5676, 3.00%, 4/1/43	1,127,782
418,722	Pool #ZL6090, 3.00%, 6/1/43	444,588
353,941	Pool #ZL6097, 3.00%, 6/1/43	375,805
680,394	Pool #ZL9372, 3.00%, 4/1/45	723,474
367,909	Pool #ZL9669, 3.50%, 6/1/45	392,598
213,752	Pool #ZM1422, 3.50%, 7/1/46	227,966
525,221	Pool #ZM1423, 3.50%, 7/1/46	558,570
863,282	Pool #ZM1736, 3.00%, 9/1/46	908,825
1,306,051	Pool #ZM1738, 3.00%, 9/1/46	1,373,567
721,652	Pool #ZM8750, 4.00%, 9/1/48	768,349
653,033	Pool #ZN1022, 4.00%, 11/1/48	695,273
19,968	Pool #ZN5269, 6.50%, 10/1/31	20,491
46,604	Pool #ZN5316, 5.00%, 5/1/34	53,149
71,492	Pool #ZN5321, 5.50%, 5/1/34	77,809
43,554	Pool #ZN5322, 5.50%, 5/1/34	46,967
51,303	Pool #ZN5332, 5.00%, 11/1/34	58,507
30,172	Pool #ZN5333, 5.50%, 11/1/34	31,300
838,524	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	886,552
2,465,805	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(a)	2,639,878
400,513	Series 2018-SB52, Class A10F, 3.48%, 6/25/28(a)	430,037
965,481	Series 2018-SB53, Class A10F, 3.66%, 6/25/28(a)	1,043,718
398,514	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	425,939
1,650,179	Series 2019-SB63, Class A10F, 2.78%, 3/25/29(a)	1,748,739
689,412	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	729,048
2,116,927	Series 2019-SB65, Class A5F, 1.99%, 5/25/24(a)	2,178,044
931,868	Series 2019-SB66, Class A5H, 2.32%, 6/25/39(a)	964,811
1,990,039	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,941,672
3,123,239	Series Q014, Class A1, 1.56%, 1/25/36	3,028,809
1,000,000	Series-K158, Class A2, 3.90%, 12/25/30(a)	1,177,967
		240,396,590
Ginnie Mae — 8.55%
76,890	Pool #409117, 5.50%, 6/20/38	83,383
261,138	Pool #442423, 4.00%, 9/20/41	286,442
124,925	Pool #616936, 5.50%, 1/15/36	146,472
957,114	Pool #618363, 4.00%, 9/20/41	1,049,856
371,135	Pool #664269, 5.85%, 6/15/38	371,135
22,665	Pool #675509, 5.50%, 6/15/38	23,875
149,466	Pool #697672, 5.50%, 12/15/38	168,006
65,493	Pool #697814, 5.00%, 2/15/39	71,249

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$330,475	Pool #697885, 4.50%, 3/15/39	$370,800
101,510	Pool #698112, 4.50%, 5/15/39	114,124
473,567	Pool #698113, 4.50%, 5/15/39	532,413
48,216	Pool #699294, 5.63%, 9/20/38	52,618
986,321	Pool #713519, 6.00%, 7/15/39	1,185,834
251,750	Pool #716822, 4.50%, 4/15/39	284,258
62,309	Pool #716823, 4.50%, 4/15/39	70,807
108,920	Pool #717132, 4.50%, 5/15/39	122,454
322,910	Pool #720080, 4.50%, 6/15/39	364,605
262,726	Pool #724629, 5.00%, 7/20/40	299,377
346,742	Pool #726550, 5.00%, 9/15/39	388,425
262,345	Pool #729346, 4.50%, 7/15/41	297,081
319,873	Pool #738844, 3.50%, 10/15/41	348,673
151,353	Pool #738845, 3.50%, 10/15/41	164,980
344,730	Pool #738862, 4.00%, 10/15/41	381,954
265,375	Pool #747241, 5.00%, 9/20/40	302,396
574,478	Pool #748654, 3.50%, 9/15/40	626,015
140,384	Pool #748846, 4.50%, 9/20/40	157,044
283,141	Pool #757016, 3.50%, 11/15/40	308,542
181,453	Pool #757017, 4.00%, 12/15/40	200,896
324,899	Pool #759297, 4.00%, 1/20/41	357,467
221,209	Pool #759298, 4.00%, 2/20/41	243,383
151,505	Pool #762877, 4.00%, 4/15/41	167,864
84,266	Pool #763564, 4.50%, 5/15/41	96,512
252,247	Pool #770481, 4.00%, 8/15/41	279,484
42,059	Pool #770482, 4.50%, 8/15/41	48,337
307,238	Pool #770517, 4.00%, 8/15/41	340,414
237,647	Pool #770529, 4.00%, 8/15/41	263,308
51,356	Pool #770537, 4.00%, 8/15/41	57,291
238,797	Pool #770738, 4.50%, 6/20/41	266,798
169,039	Pool #779592, 4.00%, 11/20/41	185,418
112,748	Pool #779593, 4.00%, 11/20/41	123,673
427,880	Pool #AA6312, 3.00%, 4/15/43	454,126
462,843	Pool #AA6424, 3.00%, 5/15/43	491,431
860,372	Pool #AB2733, 3.50%, 8/15/42	937,958
642,756	Pool #AB2745, 3.00%, 8/15/42	682,228
800,320	Pool #AB2841, 3.00%, 9/15/42	849,810
112,931	Pool #AB2843, 3.00%, 9/15/42	122,292
113,676	Pool #AB2852, 3.50%, 9/15/42	123,927
415,633	Pool #AE6946, 3.00%, 6/15/43	444,128
77,418	Pool #AG8915, 4.00%, 2/20/44	85,037
521,237	Pool #AK6446, 3.00%, 1/15/45	554,829
487,774	Pool #AK7036, 3.00%, 4/15/45	516,140
303,662	Pool #AO3594, 3.50%, 8/20/45	323,997
285,213	Pool #AP3887, 3.50%, 9/20/45	305,629
425,538	Pool #AR4919, 3.50%, 3/20/46	453,144
666,165	Pool #AR4970, 3.50%, 4/20/46	709,381
489,889	Pool #AS2921, 3.50%, 4/20/46	522,303

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$374,003	Pool #AS4332, 3.00%, 6/20/46	$393,949
593,706	Pool #AS5511, 3.50%, 3/20/46	632,221
792,045	Pool #AX7237, 3.50%, 11/20/46	849,422
683,598	Pool #BO2104, 3.00%, 8/20/49	725,568
1,545,891	Pool #BR3787, 3.00%, 12/20/49	1,640,802
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	722,751
759,073	Series 2012-107, Class A, 1.15%, 1/16/45	759,402
1,574,270	Series 2012-112, Class B, 2.47%, 1/16/53(a)	1,619,948
1,146,797	Series 2012-115, Class A, 2.13%, 4/16/45	1,172,795
1,363,670	Series 2012-120, Class A, 1.90%, 2/16/53	1,385,645
591,020	Series 2012-131, Class A, 1.90%, 2/16/53	600,467
225,030	Series 2012-144, Class AD, 1.77%, 1/16/53	227,940
1,988,015	Series 2012-33, Class B, 2.89%, 3/16/46	2,012,710
47,342	Series 2012-35, Class C, 3.25%, 11/16/52(a)	48,815
2,529,871	Series 2012-58, Class B, 2.20%, 3/16/44	2,542,251
431,564	Series 2012-78, Class A, 1.68%, 3/16/44	433,407
37,034	Series 2013-101, Class AG, 1.76%, 4/16/38	37,052
355,635	Series 2013-105, Class A, 1.71%, 2/16/37	357,686
163,897	Series 2013-107, Class A, 2.00%, 5/16/40	165,065
234,560	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	243,585
112,783	Series 2013-17, Class A, 1.13%, 1/16/49	112,797
362,206	Series 2013-29, Class AB, 1.77%, 10/16/45	367,123
237,261	Series 2013-33, Class A, 1.06%, 7/16/38	237,151
887,671	Series 2013-63, Class AB, 1.38%, 3/16/45	892,477
467,676	Series 2013-97, Class AC, 2.00%, 6/16/45	475,204
45,990	Series 2014-172, Class AF, 2.50%, 9/16/41	45,990
131,579	Series 2014-82, Class AB, 2.40%, 5/16/45	132,724
53,464	Series 2015-107, Class AB, 2.50%, 11/16/49	55,134
1,073,480	Series 2015-114, Class AD, 2.50%, 11/15/51	1,095,660
416,512	Series 2015-128, Class AD, 2.50%, 12/16/50	425,942
331,757	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	337,496
1,323,563	Series 2015-135, Class AC, 2.35%, 4/16/49	1,362,706
634,741	Series 2015-136, Class AC, 2.50%, 3/16/47	651,632
331,231	Series 2015-15, Class A, 2.00%, 11/16/48	337,375
740,292	Series 2015-154, Class AD, 2.50%, 5/16/54	769,292
490,980	Series 2015-171, Class DA, 2.37%, 3/16/46	505,284
548,052	Series 2015-22, Class A, 2.40%, 8/16/47	557,787
661,925	Series 2015-70, Class AB, 2.30%, 11/16/48	678,944
165,269	Series 2015-98, Class AB, 2.20%, 11/16/43	167,236
221,153	Series 2016-11, Class AD, 2.25%, 11/16/43	224,042
422,168	Series 2016-14, Class AB, 2.15%, 8/16/42	426,954
1,195,741	Series 2016-152, Class EA, 2.20%, 8/15/58	1,226,831
1,665,817	Series 2016-157, Class AC, 2.00%, 11/16/50	1,699,497
392,147	Series 2016-26, Class A, 2.25%, 12/16/55	397,125
352,416	Series 2016-28, Class AB, 2.40%, 11/16/55	357,338
181,523	Series 2016-36, Class AB, 2.30%, 6/16/56	183,777
486,576	Series 2016-39, Class AH, 2.50%, 9/16/44	496,027

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$364,103	Series 2016-50, Class A, 2.30%, 7/16/52	$368,337
1,212,057	Series 2016-64, Class CA, 2.30%, 3/16/45	1,235,783
263,013	Series 2016-67, Class A, 2.30%, 7/16/56	266,233
268,097	Series 2016-94, Class AC, 2.20%, 8/16/57	275,603
389,468	Series 2016-96, Class BA, 1.95%, 3/16/43	393,527
585,612	Series 2017-127, Class AB, 2.50%, 2/16/59	608,243
987,776	Series 2017-135, Class AE, 2.60%, 10/16/58	1,028,959
337,141	Series 2017-140, Class A, 2.50%, 2/16/59	349,833
208,663	Series 2017-157, Class AH, 2.55%, 2/16/53	215,500
1,226,920	Series 2017-41, Class AC, 2.25%, 3/16/57	1,254,840
651,710	Series 2017-46, Class A, 2.50%, 11/16/57	676,145
1,099,510	Series 2017-71, Class AS, 2.70%, 4/16/57	1,143,804
425,269	Series 2017-9, Class AE, 2.40%, 9/16/50	437,988
1,711,750	Series 2017-94, Class AH, 2.60%, 2/16/59	1,783,193
675,637	Series 2018-2, Class AD, 2.40%, 3/16/59	696,164
455,728	Series 2018-26, Class AD, 2.50%, 3/16/52	465,286
1,502,694	Series 2018-3, Class AG, 2.50%, 10/16/58	1,563,428
		62,333,915

Total U.S. Government Agency Backed Mortgages		620,774,770
(Cost $609,873,565)
U.S. Government Agency Obligations — 7.42%
Small Business Administration — 7.42%
1,189,877	(TBA), 0.00%, 5/1/31(b)	1,379,170
139,500	Certificate of Originator’s Fee, 0.23%, 4/15/31(b)	1,106
181,987	(Prime Index - 2.600%), 0.65%, 7/25/41(c)	182,554
457,371	(Prime Index - 2.600%), 0.65%, 9/25/41(c)	460,333
295,310	(Prime Index - 2.600%), 0.65%, 9/25/41(c)	297,461
423,968	(Prime Index - 2.600%), 0.65%, 7/25/42(c)	427,165
1,211,493	(Prime Index - 2.550%), 0.70%, 7/25/42(c)	1,223,429
287,016	(Prime Index - 2.525%), 0.73%, 11/25/41(c)	289,243
513,468	(Prime Index - 2.500%), 0.75%, 2/25/28(c)	516,309
32,919	0.88%, 1/1/32(a),(b)	34,295
571,140	Certificate of Originator’s Fee, 0.98%, 4/15/31(b)	19,289
310,686	Certificate of Originator’s Fee, 1.23%, 3/15/31(b)	13,170
760,500	Certificate of Originator’s Fee, 1.23%, 4/15/31(b)	32,237
414,000	Certificate of Originator’s Fee, 1.23%, 5/15/31(b)	17,549
252,000	Certificate of Originator’s Fee, 1.23%, 5/15/31(b)	10,682
3,374,926	1.26%, 7/18/30(b),(d),(e)	61,844
810,272	(Prime Index - 1.400%), 1.85%, 7/25/41(c)	849,605
1,788,651	(Prime Index - 0.675%), 2.58%, 9/25/43(c)	1,925,710
4,915,532	(Prime Index - 0.675%), 2.58%, 11/25/45(c)	5,381,767
3,533,510	(Prime Index - 0.675%), 2.58%, 1/25/46(c)	3,875,857
282,544	(Prime Index - 0.425%), 2.83%, 11/25/27(c)	292,193
1,362,563	(Prime Index - 0.356%), 2.89%, 12/25/45(c)	1,512,271
239,981	(Prime Index - 0.210%), 3.04%, 2/25/40(c)	255,069
509,238	(Prime Index - 0.068%), 3.18%, 7/25/29(c)	531,868

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$100,591	(Prime Index + 0.028%), 3.28%, 12/25/40(c)	$110,109
1,146	3.36%, 7/1/21(b)	1,152
575,290	3.36%, 7/8/24(b),(f)	597,381
617,603	(Prime Index + 0.109%), 3.36%, 8/25/29(c)	647,276
678,360	(Prime Index + 0.117%), 3.37%, 1/25/46(c)	772,362
445,229	(Prime Index + 0.150%), 3.40%, 6/25/29(c)	466,349
545,583	(Prime Index + 0.191%), 3.44%, 11/25/28(c)	567,416
100,853	(Prime Index + 0.325%), 3.58%, 10/25/30(c)	110,177
3,127,344	(Prime Index + 0.325%), 3.58%, 11/25/30(c)	3,447,186
1,513,888	(Prime Index + 0.325%), 3.58%, 6/25/31(c)	1,683,751
2,090,525	(Prime Index + 0.325%), 3.58%, 7/25/31(c)	2,326,655
746,830	(Prime Index + 0.325%), 3.58%, 2/25/45(c)	841,188
115,930	(Prime Index + 0.355%), 3.61%, 2/25/26(c)	120,155
2,480,167	(Prime Index + 0.375%), 3.63%, 5/25/31(c)	2,741,667
2,808,187	(Prime Index + 0.569%), 3.82%, 12/25/45(c)	3,227,190
1,489,134	(Prime Index + 0.575%), 3.83%, 4/25/31(c)	1,649,427
306,106	3.85%, 9/16/34(a),(b)	326,432
58,908	(Prime Index + 0.655%), 3.91%, 8/25/27(c)	61,137
1,120,989	(Prime Index + 0.664%), 3.91%, 11/25/30(c)	1,225,223
78,403	(Prime Index + 0.700%), 3.95%, 2/25/28(c)	82,949
605,613	(Prime Index + 0.709%), 3.96%, 3/25/30(c)	647,088
276,785	(Prime Index + 0.773%), 4.02%, 3/25/29(c)	290,465
327,342	(Prime Index + 0.793%), 4.04%, 9/25/28(c)	344,308
683,897	(Prime Index + 0.792%), 4.04%, 5/25/29(c)	718,863
471,907	(Prime Index + 0.798%), 4.05%, 2/25/28(c)	499,825
620,564	(Prime Index + 0.822%), 4.07%, 6/25/29(c)	657,115
119,039	(Prime Index + 0.834%), 4.08%, 6/25/28(c)	124,303
182,411	(Prime Index + 0.848%), 4.10%, 3/25/31(c)	204,020
502,961	(Prime Index + 0.862%), 4.11%, 2/25/29(c)	529,512
195,436	(Prime Index + 0.858%), 4.11%, 2/25/30(c)	209,129
313,234	(Prime Index + 0.899%), 4.15%, 8/25/30(c)	343,341
135,212	(Prime Index + 0.911%), 4.16%, 1/25/29(c)	142,108
435,122	(Prime Index + 0.911%), 4.16%, 7/25/30(c)	468,311
1,250,640	(Prime Index + 0.922%), 4.17%, 12/25/30(c)	1,393,502
92,239	(Prime Index + 0.930%), 4.18%, 7/25/29(c)	98,971
335,834	(Prime Index + 0.942%), 4.19%, 7/25/29(c)	354,891
262,427	(Prime Index + 0.947%), 4.20%, 5/25/29(c)	281,444
272,991	(Prime Index + 0.984%), 4.23%, 1/25/31(c)	306,520
80,118	(Prime Index + 1.002%), 4.25%, 11/25/28(c)	85,606
359,658	(Prime Index + 1.030%), 4.28%, 2/25/31(c)	408,753
194,333	(Prime Index + 1.055%), 4.31%, 9/25/29(c)	209,483
300,945	(Prime Index + 1.063%), 4.31%, 12/25/29(c)	325,824
225,583	(Prime Index + 1.069%), 4.32%, 6/25/30(c)	247,726
646,167	(Prime Index + 1.144%), 4.39%, 9/25/28(c)	681,730
69,854	(Prime Index + 1.197%), 4.45%, 11/25/26(c)	73,580
336,792	(Prime Index + 1.206%), 4.46%, 5/25/29(c)	356,697
154,431	(Prime Index + 1.224%), 4.47%, 6/25/29(c)	166,352

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$638,027	(Prime Index + 1.265%), 4.52%, 6/25/31(c)	$732,098
432,475	(Prime Index + 1.575%), 4.83%, 7/25/30(c)	481,377
40,051	(Prime Index + 1.603%), 4.85%, 7/25/28(c)	42,356
642,850	(TBA), 4.88%, 2/23/46(b)	793,412
28,150	5.13%, 2/28/24(b)	29,150
110,505	(Prime Index + 2.325%), 5.58%, 10/25/30(c)	127,061
247,861	(Prime Index + 2.325%), 5.58%, 1/25/31(c)	288,540
124,931	6.08%, 12/19/29(a),(b)	142,359
162,629	6.58%, 4/8/29(b),(c)	186,622
456,750	7.08%, 7/25/30(b)	510,326
88,649	9.08%, 9/25/29(b)	103,701
95,588	9.88%, 6/7/29(b)	107,746
		54,309,573

Total U.S. Government Agency Obligations		54,309,573
(Cost $54,788,081)
Municipal Bonds — 3.90%
California — 2.00%
6,375,000	California Health Facilities Financing Authority Revenue, 2.70%, 6/1/30, Callable 6/1/29 @ 100	6,754,823
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	2,124,680
860,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 8/2/21 @ 100	862,090
1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	1,795,925
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	1,059,330
200,000	City & County of San Francisco Affordable Housing GO, Series H, 1.95%, 6/15/27	206,472
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,808,631
		14,611,951
Colorado — 0.03%
251,691	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	251,847

District of Columbia — 0.10%
715,225	District of Columbia Housing Finance Agency Refunding Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	723,229

Georgia — 0.15%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	1,066,260

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
Illinois — 0.11%
$260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/2/21 @ 100	$260,881
549,907	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	575,725
		836,606
Minnesota — 0.07%
476,820	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	530,253

Missouri — 0.41%
2,900,209	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	3,005,458

New York — 0.86%
400,000	New York City Housing Development Corp. Revenue, Series G, 1.93%, 11/1/21	402,288
170,000	New York City Housing Development Corp. Revenue, Series G, 2.04%, 5/1/22	172,579
100,000	New York City Housing Development Corp. Revenue, Series G, 2.14%, 11/1/22	102,467
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	209,638
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	42,175
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	295,869
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	316,971
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	197,072
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	548,460
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	158,128
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	246,642
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	1,084,730
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	535,740
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	535,595

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$455,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 8/2/21 @ 100	$456,506
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 8/2/21 @ 100	1,002,910
		6,307,770
Oregon — 0.04%
250,000	State of Oregon GO, Series D, 1.19%, 5/1/26	252,250

Vermont — 0.01%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	105,534

Washington — 0.12%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	900,544

Total Municipal Bonds		28,591,702
(Cost $27,496,047)
Corporate Bonds — 0.21%
Consumer, Non-cyclical — 0.04%
285,000	Montefiore Medical Center, 2.15%, 10/20/26	290,464

Financial — 0.17%
1,250,000	Century Housing Corp., Series 2019, 4.00%, 11/1/21	1,263,959

Total Corporate Bonds		1,554,423
(Cost $1,535,000)

Shares
Investment Company — 4.16%
30,436,964	U.S. Government Money Market Fund, RBC Institutional Class 1(g)	30,436,964

Total Investment Company		30,436,964
(Cost $30,436,964)

Total Investments		$735,667,432
(Cost $724,129,657) — 100.50%
Liabilities in excess of other assets — (0.50)%		(3,673,816)
NET ASSETS — 100.00%		$731,993,616

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

June 30, 2021 (Unaudited)
(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Floating rate note. Rate shown is as of report date.
(d)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2021.
(g)	Affiliated investment.
Financial futures contracts as of June 30, 2021:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	255	September 2021	$(622,851)	USD	$37,536,798	Barclays Capital Group
30 Year U.S. Treasury Bond	60	September 2021	(264,559)	USD	9,645,000	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	11	September 2021	(86,659)	USD	2,119,563	Barclays Capital Group
Total			$(974,069)

Abbreviations used are defined below:
FHA - Insured by Federal Housing Administration
GO - General Obligations
SONYMA - State of New York Mortgage Agency
TBA - To-be-announced
USD - United States Dollar